Fixed Assets (Details) - Schedule of changes in value of property, plant, and equipment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fixed Assets (Details) - Schedule of changes in value of property, plant, and equipment [Line Items]
Beginning Balances	$ 682,240	$ 626,742
Additions	58,393	57,995
Disposals	(18,690)	(2,498)
Impairment due to damage
Other	(1)	1
Ending Balances	721,942	682,240
Buildings [Member]
Fixed Assets (Details) - Schedule of changes in value of property, plant, and equipment [Line Items]
Beginning Balances	306,153	293,022
Additions	26,690	16,687
Disposals	(15,684)	(52)
Impairment due to damage
Other	(5,796)	(3,504)
Ending Balances	311,363	306,153
Land [Member]
Fixed Assets (Details) - Schedule of changes in value of property, plant, and equipment [Line Items]
Beginning Balances	15,478	15,477
Additions		1
Disposals	(457)
Impairment due to damage
Other
Ending Balances	15,021	15,478
Equipment [Member]
Fixed Assets (Details) - Schedule of changes in value of property, plant, and equipment [Line Items]
Beginning Balances	278,176	243,084
Additions	14,941	37,275
Disposals	(410)	(1,854)
Impairment due to damage
Other	3,315	(329)
Ending Balances	296,022	278,176
Other [Member]
Fixed Assets (Details) - Schedule of changes in value of property, plant, and equipment [Line Items]
Beginning Balances	82,433	75,159
Additions	16,762	4,032
Disposals	(2,139)	(592)
Impairment due to damage
Other	2,480	3,834
Ending Balances	$ 99,536	$ 82,433